UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Capital Preservation Fund
December 31, 2015

Capital Preservation - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY NOTES(1) — 38.3%
U.S. Treasury Notes, VRN, 0.31%, 1/5/16	219,125,000	219,121,354
U.S. Treasury Notes, VRN, 0.33%, 1/5/16	180,000,000	180,026,032
U.S. Treasury Notes, VRN, 0.34%, 1/5/16	35,000,000	34,983,193
U.S. Treasury Notes, VRN, 0.43%, 1/5/16	10,000,000	9,995,000
U.S. Treasury Notes, 0.375%, 1/15/16	50,000,000	50,006,583
U.S. Treasury Notes, 0.375%, 1/31/16	15,000,000	15,002,996
U.S. Treasury Notes, 0.375%, 2/15/16	15,000,000	15,002,250
U.S. Treasury Notes, 2.125%, 2/29/16	75,000,000	75,246,528
U.S. Treasury Notes, 0.375%, 3/15/16	81,000,000	81,029,318
U.S. Treasury Notes, 2.25%, 3/31/16	132,000,000	132,668,219
U.S. Treasury Notes, 0.25%, 4/15/16	38,000,000	38,000,753
U.S. Treasury Notes, 2.00%, 4/30/16	70,000,000	70,399,219
TOTAL U.S. TREASURY NOTES		921,481,445
U.S. TREASURY BILLS(1) — 59.7%
U.S. Treasury Bills, 0.07%, 1/7/16	50,000,000	49,999,417
U.S. Treasury Bills, 0.09%, 1/7/16	25,000,000	24,999,646
U.S. Treasury Bills, 0.11%, 1/7/16	67,000,000	66,998,827
U.S. Treasury Bills, 0.05%, 1/14/16	170,000,000	169,997,237
U.S. Treasury Bills, 0.10%, 1/14/16	70,000,000	69,997,563
U.S. Treasury Bills, 0.12%, 1/14/16	35,000,000	34,998,483
U.S. Treasury Bills, 0.21%, 1/14/16	30,000,000	29,997,779
U.S. Treasury Bills, 0.20%, 1/21/16	90,000,000	89,990,250
U.S. Treasury Bills, 0.02%, 1/28/16	50,000,000	49,999,250
U.S. Treasury Bills, 0.15%, 1/28/16	40,000,000	39,995,650
U.S. Treasury Bills, 0.17%, 1/28/16	186,000,000	185,976,285
U.S. Treasury Bills, 0.13%, 2/4/16	90,000,000	89,989,375
U.S. Treasury Bills, 0.11%, 2/18/16	50,000,000	49,992,667
U.S. Treasury Bills, 0.14%, 2/25/16	50,000,000	49,989,687
U.S. Treasury Bills, 0.20%, 2/25/16	75,000,000	74,977,656
U.S. Treasury Bills, 0.22%, 3/3/16	160,000,000	159,940,756
U.S. Treasury Bills, 0.34%, 5/12/16	100,000,000	99,879,000
U.S. Treasury Bills, 0.59%, 6/16/16	100,000,000	99,728,625
TOTAL U.S. TREASURY BILLS		1,437,448,153
TEMPORARY CASH INVESTMENTS — 0.2%
SSgA U.S. Government Money Market Fund, Class N	4,334,076	4,334,076
TOTAL INVESTMENT SECURITIES — 98.2%		2,363,263,674
OTHER ASSETS AND LIABILITIES — 1.8%		42,709,399
TOTAL NET ASSETS — 100.0%		$2,405,973,073

NOTES TO SCHEDULE OF INVESTMENTS
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Notes	—	921,481,445	—
U.S. Treasury Bills	—	1,437,448,153	—
Temporary Cash Investments	4,334,076	—	—
	4,334,076	2,358,929,598	—

3. Federal Tax Information

As of December 31, 2015, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,363,263,674

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
December 31, 2015

Ginnie Mae - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 101.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.8%
GNMA, VRN, 1.625%, 1/20/16	6,930,752	7,219,156
GNMA, VRN, 1.75%, 1/20/16	19,522,000	20,240,588
GNMA, VRN, 1.875%, 1/20/16	4,710,607	4,880,747
		32,340,491
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 98.3%
GNMA, 3.00%, 1/21/16(2)	115,000,000	116,526,443
GNMA, 3.00%, 2/20/43 to 7/20/45	51,263,707	52,090,209
GNMA, 3.50%, 1/21/16(2)	127,500,000	132,753,962
GNMA, 3.50%, 12/20/41 to 12/20/44	240,257,424	251,173,593
GNMA, 4.00%, 12/20/39 to 5/15/42	168,131,173	179,974,909
GNMA, 4.50%, 1/21/16(2)	30,000,000	32,230,505
GNMA, 4.50%, 7/15/33 to 3/20/42	113,127,988	123,049,450
GNMA, 5.00%, 6/15/33 to 5/20/41	93,453,368	103,500,418
GNMA, 5.50%, 4/15/33 to 8/15/39	87,215,439	97,849,269
GNMA, 6.00%, 2/20/26 to 2/20/39	39,873,334	44,968,814
GNMA, 6.50%, 9/20/23 to 11/15/38(3)	5,844,666	6,829,691
GNMA, 7.00%, 12/20/25 to 12/20/29	843,775	1,008,774
GNMA, 7.25%, 4/15/23 to 6/15/23	38,107	39,015
GNMA, 7.50%, 12/20/23 to 2/20/31	159,593	195,771
GNMA, 7.65%, 6/15/16 to 12/15/16	9,124	9,153
GNMA, 7.75%, 11/15/22	21,121	21,202
GNMA, 7.77%, 4/15/20 to 6/15/20	89,207	91,533
GNMA, 7.89%, 9/20/22	8,586	8,618
GNMA, 7.98%, 6/15/19	12,275	12,321
GNMA, 8.00%, 3/15/17 to 7/20/30	803,640	850,561
GNMA, 8.25%, 4/20/17 to 2/15/22	163,929	167,499
GNMA, 8.50%, 4/20/16 to 12/15/30	580,542	635,400
GNMA, 8.75%, 3/20/17 to 7/15/27	71,229	72,867
GNMA, 9.00%, 4/15/16 to 1/15/25	265,161	278,794
GNMA, 9.25%, 10/15/16 to 3/15/25	53,927	54,878
GNMA, 9.50%, 8/15/17 to 7/20/25	176,491	180,503
GNMA, 9.75%, 12/15/18 to 11/20/21	43,081	44,510
GNMA, 10.00%, 3/15/16 to 8/15/21	3,669	3,723
GNMA, 10.25%, 2/15/19	3,756	3,777
GNMA, 10.50%, 10/15/16 to 4/20/19	1,231	1,246
GNMA, 11.00%, 9/15/18 to 6/15/20	19,049	19,165
		1,144,646,573
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,158,754,768)		1,176,987,064
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 9.0%
GNMA, Series 1998-17, Class F, VRN, 0.84%, 1/16/16	133,711	134,640
GNMA, Series 1999-43, Class FB, VRN, 0.69%, 1/16/16	2,197,661	2,204,136
GNMA, Series 2000-22, Class FG, VRN, 0.54%, 1/16/16	16,809	16,845
GNMA, Series 2001-59, Class FD, VRN, 0.84%, 1/16/16	633,465	638,365
GNMA, Series 2001-62, Class FB, VRN, 0.84%, 1/16/16	1,264,189	1,274,293
GNMA, Series 2002-13, Class FA, VRN, 0.84%, 1/16/16	781,082	787,432
GNMA, Series 2002-24, Class FA, VRN, 0.84%, 1/16/16	1,572,489	1,586,884

GNMA, Series 2002-29, Class FA SEQ, VRN, 0.71%, 1/20/16	543,479	546,657
GNMA, Series 2002-31, Class FW, VRN, 0.74%, 1/16/16	484,349	486,820
GNMA, Series 2003-110, Class F, VRN, 0.76%, 1/20/16	2,086,423	2,100,524
GNMA, Series 2003-42, Class FW, VRN, 0.71%, 1/20/16	798,912	803,154
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32	225,837	225,899
GNMA, Series 2003-66, Class HF, VRN, 0.85%, 1/20/16	1,279,592	1,289,393
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	802,725	806,231
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.59%, 1/16/16	899,235	900,105
GNMA, Series 2004-76, Class F, VRN, 0.80%, 1/20/16	1,773,054	1,785,133
GNMA, Series 2005-13, Class FA, VRN, 0.60%, 1/20/16	4,921,919	4,924,556
GNMA, Series 2007-5, Class FA, VRN, 0.54%, 1/20/16	4,953,414	4,940,100
GNMA, Series 2007-58, Class FC, VRN, 0.90%, 1/20/16	2,887,793	2,908,270
GNMA, Series 2007-74, Class FL, VRN, 0.80%, 1/16/16	6,830,732	6,889,471
GNMA, Series 2008-18, Class FH, VRN, 1.00%, 1/20/16	4,137,750	4,195,689
GNMA, Series 2008-2, Class LF, VRN, 0.86%, 1/20/16	2,985,055	3,010,997
GNMA, Series 2008-27, Class FB, VRN, 0.95%, 1/20/16	7,599,961	7,692,960
GNMA, Series 2008-61, Class KF, VRN, 1.07%, 1/20/16	3,873,307	3,940,286
GNMA, Series 2008-73, Class FK, VRN, 1.16%, 1/20/16	5,177,409	5,290,034
GNMA, Series 2008-75, Class F, VRN, 0.93%, 1/20/16	5,722,251	5,767,811
GNMA, Series 2008-88, Class UF, VRN, 1.40%, 1/20/16	3,585,802	3,682,556
GNMA, Series 2009-109, Class FA, VRN, 0.74%, 1/16/16	697,557	698,230
GNMA, Series 2009-127, Class FA, VRN, 0.95%, 1/20/16	4,963,547	4,993,975
GNMA, Series 2009-76, Class FB, VRN, 0.94%, 1/16/16	3,592,132	3,626,542
GNMA, Series 2009-92, Class FJ, VRN, 1.02%, 1/16/16	2,127,325	2,150,675
GNMA, Series 2010-14, Class QF, VRN, 0.79%, 1/16/16	13,843,906	13,954,555
GNMA, Series 2010-25, Class FB, VRN, 0.89%, 1/16/16	10,820,040	10,898,687
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $104,877,856)		105,151,905
TEMPORARY CASH INVESTMENTS — 14.0%
Federal Home Loan Bank Discount Notes, 0.03%, 1/4/16(4)	70,000,000	70,000,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.00%, 5/15/25 - 5/15/45, valued at $90,804,488), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $89,016,791)		89,016,000
SSgA U.S. Government Money Market Fund, Class N	3,384,866	3,384,866
TOTAL TEMPORARY CASH INVESTMENTS (Cost $162,400,691)		162,400,866
TOTAL INVESTMENT SECURITIES — 124.1% (Cost $1,426,033,315)		1,444,539,835
OTHER ASSETS AND LIABILITIES(5) — (24.1)%		(280,209,071)
TOTAL NET ASSETS — 100.0%		$1,164,330,764

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Forward commitment. Settlement date is indicated.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments. At the period end, the aggregate value of securities pledged was $671,076.

(4)	The rate indicated is the yield to maturity at purchase.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	1,176,987,064	—
U.S. Government Agency Collateralized Mortgage Obligations	—	105,151,905	—
Temporary Cash Investments	3,384,866	159,016,000	—
	3,384,866	1,441,154,969	—

3. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,426,033,315
Gross tax appreciation of investments	$25,085,154
Gross tax depreciation of investments	(6,578,634)
Net tax appreciation (depreciation) of investments	$18,506,520

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
December 31, 2015

Government Bond - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 48.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 6.8%
FHLMC, VRN, 2.04%, 1/15/16	3,221,311	3,267,072
FHLMC, VRN, 2.32%, 1/15/16	2,933,122	2,951,112
FHLMC, VRN, 2.40%, 1/15/16	1,987,406	2,105,963
FHLMC, VRN, 2.48%, 1/15/16	544,782	576,654
FHLMC, VRN, 2.49%, 1/15/16	1,483,119	1,564,573
FHLMC, VRN, 2.53%, 1/15/16	891,921	937,345
FHLMC, VRN, 2.57%, 1/15/16	922,762	977,844
FHLMC, VRN, 2.60%, 1/15/16	559,633	589,061
FHLMC, VRN, 2.63%, 1/15/16	1,332,612	1,409,899
FHLMC, VRN, 2.64%, 1/15/16	3,320,492	3,413,801
FHLMC, VRN, 2.86%, 1/15/16	8,535,603	8,727,817
FHLMC, VRN, 2.92%, 1/15/16	914,366	969,127
FHLMC, VRN, 3.78%, 1/15/16	2,802,865	2,924,823
FHLMC, VRN, 4.05%, 1/15/16	428,125	445,665
FHLMC, VRN, 5.61%, 1/15/16	1,461,714	1,542,252
FNMA, VRN, 2.01%, 1/25/16	2,841,648	2,950,010
FNMA, VRN, 2.02%, 1/25/16	1,612,530	1,684,705
FNMA, VRN, 2.06%, 1/25/16	2,594,033	2,716,870
FNMA, VRN, 2.07%, 1/25/16	1,919,339	2,011,713
FNMA, VRN, 2.07%, 1/25/16	1,626,394	1,685,999
FNMA, VRN, 2.07%, 1/25/16	1,644,692	1,700,572
FNMA, VRN, 2.33%, 1/25/16	886,274	946,604
FNMA, VRN, 2.44%, 1/25/16	988,248	1,042,977
FNMA, VRN, 2.54%, 1/25/16	2,125,138	2,231,768
FNMA, VRN, 2.60%, 1/25/16	1,452,665	1,537,431
FNMA, VRN, 2.72%, 1/25/16	1,457,914	1,550,371
FNMA, VRN, 2.74%, 1/25/16	1,861,264	1,941,817
FNMA, VRN, 2.75%, 1/25/16	664,550	706,901
FNMA, VRN, 3.02%, 1/25/16	2,408,154	2,481,282
FNMA, VRN, 3.36%, 1/25/16	3,052,171	3,170,216
FNMA, VRN, 5.06%, 1/25/16	757,872	801,008
FNMA, VRN, 6.07%, 1/25/16	2,044,363	2,158,195
GNMA, VRN, 1.625%, 1/20/16	297,229	305,666
GNMA, VRN, 1.625%, 1/20/16	517,519	534,513
GNMA, VRN, 1.625%, 1/20/16	1,214,540	1,264,103
GNMA, VRN, 1.625%, 1/20/16	573,137	592,697
GNMA, VRN, 1.75%, 1/20/16	806,112	828,434
GNMA, VRN, 1.75%, 1/20/16	1,398,519	1,437,241
GNMA, VRN, 1.875%, 1/20/16	1,325,124	1,376,511
GNMA, VRN, 2.125%, 1/20/16	921,585	961,550
		71,022,162
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 41.4%
FHLMC, 4.50%, 1/1/19	290,612	300,216
FHLMC, 5.00%, 5/1/23	2,423,893	2,597,743
FHLMC, 5.50%, 10/1/34	447,283	496,629
FHLMC, 5.50%, 4/1/38	4,118,970	4,583,538
FHLMC, 4.00%, 12/1/40	2,170,761	2,307,688

FHLMC, 6.50%, 7/1/47	16,765	18,474
FNMA, 3.00%, 1/13/16(2)	20,000,000	19,994,605
FNMA, 3.50%, 1/13/16(2)	42,500,000	43,837,659
FNMA, 4.00%, 1/13/16(2)	51,500,000	54,486,419
FNMA, 4.50%, 1/13/16(2)	45,000,000	48,593,140
FNMA, 5.00%, 1/13/16(2)	27,000,000	29,719,852
FNMA, 5.50%, 1/13/16(2)	15,000,000	16,722,146
FNMA, 4.50%, 6/1/18	154,036	159,240
FNMA, 4.50%, 5/1/19	996,986	1,035,396
FNMA, 5.00%, 9/1/20	125,592	133,625
FNMA, 4.50%, 11/1/20	96,626	100,735
FNMA, 6.50%, 3/1/32	116,664	135,394
FNMA, 7.00%, 6/1/32	133,478	158,164
FNMA, 6.50%, 8/1/32	129,819	151,492
FNMA, 5.50%, 7/1/33	972,337	1,094,189
FNMA, 5.00%, 11/1/33	5,544,621	6,136,171
FNMA, 6.00%, 12/1/33	3,594,862	4,102,728
FNMA, 5.50%, 8/1/34	3,926,196	4,421,421
FNMA, 5.50%, 9/1/34	265,152	295,371
FNMA, 5.50%, 10/1/34	2,019,678	2,277,199
FNMA, 5.00%, 8/1/35	674,343	744,753
FNMA, 5.50%, 1/1/36	4,321,530	4,860,215
FNMA, 5.00%, 2/1/36	424,988	469,097
FNMA, 5.50%, 4/1/36	1,092,159	1,225,364
FNMA, 5.00%, 5/1/36	1,909,591	2,106,742
FNMA, 5.50%, 12/1/36	676,907	755,830
FNMA, 5.50%, 2/1/37	2,423,807	2,712,317
FNMA, 6.50%, 8/1/37	380,139	421,705
FNMA, 6.00%, 9/1/37	868,288	980,798
FNMA, 6.00%, 11/1/37	5,170,881	5,896,462
FNMA, 6.00%, 9/1/38	130,581	138,146
FNMA, 4.50%, 2/1/39	1,703,953	1,842,931
FNMA, 4.50%, 4/1/39	1,147,655	1,258,940
FNMA, 4.50%, 5/1/39	2,864,861	3,142,881
FNMA, 6.50%, 5/1/39	2,875,628	3,288,503
FNMA, 4.50%, 10/1/39	4,731,535	5,191,917
FNMA, 4.50%, 3/1/40	7,301,956	7,978,467
FNMA, 4.00%, 10/1/40	4,634,738	4,950,214
FNMA, 4.50%, 11/1/40	4,116,428	4,498,050
FNMA, 4.50%, 6/1/41	5,624,530	6,146,994
FNMA, 4.00%, 8/1/41	4,320,687	4,606,410
FNMA, 4.50%, 9/1/41	2,585,302	2,798,122
FNMA, 3.50%, 10/1/41	5,289,509	5,470,715
FNMA, 4.00%, 12/1/41	10,627,549	11,281,186
FNMA, 3.50%, 5/1/42	3,342,053	3,456,538
FNMA, 3.50%, 6/1/42	3,026,271	3,131,656
FNMA, 3.50%, 9/1/42	3,532,247	3,651,756
FNMA, 6.50%, 8/1/47	54,025	60,075
FNMA, 6.50%, 8/1/47	22,038	24,517
FNMA, 6.50%, 9/1/47	100,962	112,433
FNMA, 6.50%, 9/1/47	5,579	6,211
FNMA, 6.50%, 9/1/47	37,924	42,211
FNMA, 6.50%, 9/1/47	55,135	61,387

FNMA, 6.50%, 9/1/47	14,721	16,379
FNMA, 6.00%, 4/1/48	614,998	674,617
GNMA, 3.50%, 1/21/16(2)	5,000,000	5,200,496
GNMA, 4.00%, 1/21/16(2)	7,000,000	7,432,366
GNMA, 5.50%, 12/20/38	2,566,335	2,857,040
GNMA, 6.00%, 1/20/39	709,124	793,897
GNMA, 5.00%, 3/20/39	3,553,353	3,936,925
GNMA, 5.50%, 3/20/39	1,278,390	1,423,204
GNMA, 5.50%, 4/20/39	2,314,699	2,574,924
GNMA, 4.50%, 1/15/40	2,263,740	2,446,575
GNMA, 4.00%, 11/20/40	9,448,820	10,123,449
GNMA, 4.00%, 12/15/40	1,943,069	2,063,229
GNMA, 4.50%, 7/20/41	8,660,360	9,436,370
GNMA, 3.50%, 6/20/42	11,719,243	12,253,552
GNMA, 3.50%, 7/20/42	8,951,923	9,360,065
GNMA, 4.50%, 8/20/42	7,077,712	7,711,912
GNMA, 4.00%, 9/20/45	14,785,803	15,727,287
		431,205,064
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $495,400,541)		502,227,226
U.S. TREASURY SECURITIES AND EQUIVALENTS — 46.8%
AID (Hashemite Kingdom of Jordan), 2.58%, 6/30/22	20,000,000	20,260,440
U.S. Treasury Bills, 0.49%, 11/10/16(3)	10,000,000	9,955,480
U.S. Treasury Bonds, 8.125%, 8/15/21	14,247,000	18,988,159
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	9,354,247
U.S. Treasury Bonds, 3.50%, 2/15/39	2,300,000	2,540,090
U.S. Treasury Bonds, 4.375%, 11/15/39	5,500,000	6,905,310
U.S. Treasury Bonds, 4.625%, 2/15/40	8,000,000	10,404,176
U.S. Treasury Bonds, 4.375%, 5/15/41	7,000,000	8,819,531
U.S. Treasury Bonds, 3.125%, 11/15/41	1,000,000	1,031,363
U.S. Treasury Bonds, 2.75%, 11/15/42	3,000,000	2,855,319
U.S. Treasury Bonds, 2.875%, 5/15/43	11,000,000	10,706,443
U.S. Treasury Bonds, 3.625%, 8/15/43	700,000	787,079
U.S. Treasury Bonds, 3.75%, 11/15/43	4,800,000	5,519,674
U.S. Treasury Bonds, 3.125%, 8/15/44	20,700,000	21,119,858
U.S. Treasury Bonds, 3.00%, 11/15/44	4,800,000	4,774,685
U.S. Treasury Bonds, 3.00%, 5/15/45	1,500,000	1,490,651
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	8,174,320	7,983,041
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	12,317,835	11,693,395
U.S. Treasury Notes, VRN, 0.31%, 1/31/16	45,000,000	44,994,555
U.S. Treasury Notes, 4.875%, 8/15/16	5,000,000	5,131,895
U.S. Treasury Notes, 0.50%, 4/30/17	19,000,000	18,903,233
U.S. Treasury Notes, 2.375%, 7/31/17	16,000,000	16,344,736
U.S. Treasury Notes, 4.75%, 8/15/17	11,950,000	12,678,352
U.S. Treasury Notes, 0.75%, 10/31/17	10,000,000	9,948,530
U.S. Treasury Notes, 1.875%, 10/31/17	20,000,000	20,298,300
U.S. Treasury Notes, 0.875%, 1/31/18	20,000,000	19,905,080
U.S. Treasury Notes, 2.625%, 4/30/18	6,500,000	6,722,287
U.S. Treasury Notes, 1.00%, 5/31/18	3,500,000	3,483,022
U.S. Treasury Notes, 1.25%, 11/15/18	24,000,000	23,968,104
U.S. Treasury Notes, 1.50%, 2/28/19	32,000,000	32,112,160
U.S. Treasury Notes, 1.75%, 9/30/19(4)	9,000,000	9,063,792
U.S. Treasury Notes, 1.50%, 11/30/19	300,000	298,898
U.S. Treasury Notes, 1.625%, 12/31/19	22,100,000	22,108,155

U.S. Treasury Notes, 1.50%, 5/31/20	8,300,000	8,231,002
U.S. Treasury Notes, 1.625%, 11/30/20	11,600,000	11,535,400
U.S. Treasury Notes, 3.625%, 2/15/21	10,000,000	10,877,950
U.S. Treasury Notes, 2.00%, 10/31/21	6,000,000	6,018,780
U.S. Treasury Notes, 1.75%, 5/15/22	19,000,000	18,695,069
U.S. Treasury Notes, 1.75%, 9/30/22	8,500,000	8,332,524
U.S. Treasury Notes, 2.00%, 2/15/25	4,000,000	3,910,420
U.S. Treasury Notes, 2.125%, 5/15/25	7,000,000	6,909,063
U.S. Treasury Notes, 2.00%, 8/15/25	9,500,000	9,263,459
U.S. Treasury Notes, 2.25%, 11/15/25	2,500,000	2,494,650
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $476,955,476)		487,418,357
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 17.0%
FHLMC, Series 2684, Class FP, VRN, 0.83%, 1/15/16	555,294	556,249
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	1,047,211	1,074,060
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	1,146,236	1,169,694
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	2,225,376	2,292,103
FHLMC, Series 2812, Class MF, VRN, 0.78%, 1/15/16	3,961,153	4,001,634
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	1,480,318	1,576,722
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	3,370,308	3,606,872
FHLMC, Series 3149, Class LF, VRN, 0.63%, 1/15/16	11,116,656	11,156,873
FHLMC, Series 3153, Class FJ, VRN, 0.71%, 1/15/16	3,699,356	3,719,783
FHLMC, Series 3397, Class GF, VRN, 0.83%, 1/15/16	1,844,795	1,849,524
FHLMC, Series 3417, Class FA, VRN, 0.83%, 1/15/16	2,899,950	2,928,689
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	11,726,117
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	5,000,000	5,181,962
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	5,966,521	6,014,959
FHLMC, Series K039, Class A2, 3.30%, 7/25/24	12,510,000	12,902,192
FHLMC, Series K041, Class A2, 3.17%, 10/25/24	15,000,000	15,293,100
FHLMC, Series K716, Class A2, 3.13%, 6/25/21	7,000,000	7,252,137
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	1,318,579	1,351,779
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	1,938,457	1,992,823
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	1,878,478	1,927,052
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	1,386,212	1,425,280
FNMA, Series 2005-103, Class FP, VRN, 0.72%, 1/25/16	3,901,121	3,924,901
FNMA, Series 2007-36, Class FB, VRN, 0.82%, 1/25/16	417,747	420,404
FNMA, Series 2009-89, Class FD, VRN, 1.02%, 1/25/16	2,410,444	2,446,004
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	1,489,802	1,507,395
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	779,471	794,130
FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	11,071,119	11,075,297
FNMA, Series 2014-M12, Class ASV2, VRN, 2.61%, 1/1/16	13,000,000	13,156,757
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	10,214	10,205
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	6,316,275	6,317,391
FNMA, Series 2014-M5, Class FA, VRN, 0.54%, 1/1/16	2,361,256	2,361,629
FNMA, Series 2015-M12, Class FA, VRN, 0.53%, 1/1/16	13,767,832	13,702,508
FNMA, Series 2015-M8, Class FA, VRN, 0.36%, 1/1/16	9,077,934	9,027,528
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	433,452	435,345
GNMA, Series 2007-5, Class FA, VRN, 0.54%, 1/20/16	1,259,066	1,255,682
GNMA, Series 2008-18, Class FH, VRN, 1.00%, 1/20/16	2,228,019	2,259,217
GNMA, Series 2010-14, Class QF, VRN, 0.79%, 1/16/16	5,996,165	6,044,090
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	2,957,248	3,138,451
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $176,163,232)		176,876,538

U.S. GOVERNMENT AGENCY SECURITIES — 2.9%
FNMA, 6.625%, 11/15/30	14,300,000	20,292,472
Federal Home Loan Bank Discount Notes, 0.26%, 2/2/16(3)	10,000,000	9,998,070
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $28,901,698)		30,290,542
TEMPORARY CASH INVESTMENTS — 6.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $69,077,250), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $67,715,602)		67,715,000
SSgA U.S. Government Money Market Fund, Class N	2,441,773	2,441,773
TOTAL TEMPORARY CASH INVESTMENTS (Cost $70,156,773)		70,156,773
TOTAL INVESTMENT SECURITIES — 121.6% (Cost $1,247,577,720)		1,266,969,436
OTHER ASSETS AND LIABILITIES(5) — (21.6)%		(224,979,273)
TOTAL NET ASSETS — 100.0%		$1,041,990,163

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
183	U.S. Treasury 5-Year Notes	March 2016	21,652,617	(28,225)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53%	8/19/24	(1,124,013)

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CPI	-	Consumer Price Index
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Forward commitment. Settlement date is indicated.

(3)	The rate indicated is the yield to maturity at purchase.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,793,567.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	502,227,226	—
U.S. Treasury Securities and Equivalents	—	487,418,357	—
Collateralized Mortgage Obligations	—	176,876,538	—
U.S. Government Agency Securities	—	30,290,542	—
Temporary Cash Investments	2,441,773	67,715,000	—
	2,441,773	1,264,527,663	—
Liabilities
Other Financial Instruments
Futures Contracts	28,225	—	—
Swap Agreements	—	1,124,013	—
	28,225	1,124,013	—

3. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,247,930,492
Gross tax appreciation of investments	$22,591,154
Gross tax depreciation of investments	(3,552,210)
Net tax appreciation (depreciation) of investments	$19,038,944

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
December 31, 2015

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 85.3%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	135,908,964	154,425,337
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	105,070,739	116,670,549
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	73,312,408	84,703,543
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	61,906,762	67,599,027
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	45,188,067	59,045,575
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	31,816,302	37,673,937
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	34,239,030	46,295,038
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	36,162,588	42,524,889
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	42,564,928	50,331,112
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	73,664,500	64,628,591
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	46,759,347	39,513,892
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	80,113,956	81,384,403
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	25,800,390	22,458,130
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	89,525,078	89,355,249
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	27,365,877	28,584,479
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	46,281,664	47,728,151
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	99,781,960	99,582,895
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	33,004,692	34,920,977
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	107,569,860	106,911,317
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	59,358,611	62,936,155
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	26,096,037	25,763,782
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	59,151,488	61,515,418
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	55,811,955	57,537,828
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	100,513,661	101,162,678
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	189,109,800	183,243,992
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	95,957,984	93,026,756
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	197,590,442	189,405,258
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	56,402,808	55,082,982
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	95,286,785	94,170,691
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	22,833,060	21,675,561
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	30,118,500	28,727,387
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	70,691,760	68,378,301
U.S. Treasury Inflation Indexed Notes, 3.875%, 4/15/29	51,638,979	70,122,429
TOTAL U.S. TREASURY SECURITIES (Cost $2,353,686,228)		2,387,086,309
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 4.8%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	9,000,000	8,994,019
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.13%, 1/15/16(3)	7,600,000	7,524,404
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	7,100,000	7,600,091
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	11,990,000	12,512,383
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	6,575,000	6,551,200
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(3)	9,375,000	9,228,402
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 1/1/16	4,500,000	4,636,631
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	10,325,000	10,193,654
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48	11,225,000	11,220,192
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(3)	1,651,346	1,631,451
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/16(3)	8,350,000	8,332,032
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	12,520,000	12,875,873

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46		7,000,000	7,467,417
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46		5,525,000	5,901,659
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 1.73%, 1/15/16(3)		9,725,000	9,653,784
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A SEQ, 3.35%, 7/13/29(3)		10,275,000	10,503,212
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $135,602,412)			134,826,404
CORPORATE BONDS — 4.0%
Banks — 1.4%
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	3,650,000	4,759,050
Branch Banking & Trust Co., 3.80%, 10/30/26		$650,000	660,846
Capital One Financial Corp., 2.45%, 4/24/19		700,000	701,978
Citigroup, Inc., 4.40%, 6/10/25		570,000	577,079
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	5,000,000	6,124,721
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.125%, 9/14/22	EUR	5,000,000	6,078,851
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	5,000,000	5,611,599
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	5,000,000	5,830,940
JPMorgan Chase & Co., 3.125%, 1/23/25		$990,000	964,291
JPMorgan Chase & Co., 4.95%, 6/1/45		490,000	491,752
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	1,300,000	1,329,912
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	3,700,000	4,071,094
U.S. Bank N.A., 2.80%, 1/27/25		$500,000	487,432
Wells Fargo & Co., MTN, 4.60%, 4/1/21		990,000	1,079,985
Wells Fargo & Co., MTN, 3.55%, 9/29/25		500,000	505,196
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	243,805
			39,518,531
Biotechnology — 0.1%
Gilead Sciences, Inc., 4.40%, 12/1/21		990,000	1,070,163
Capital Markets — 0.3%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	5,000,000	6,832,284
Ameriprise Financial, Inc., 4.00%, 10/15/23		$200,000	207,987
			7,040,271
Communications Equipment†
Cisco Systems, Inc., 3.00%, 6/15/22		500,000	509,028
Consumer Finance — 0.1%
American Express Credit Corp., 2.125%, 7/27/18		990,000	998,783
Capital One Bank USA N.A., 2.30%, 6/5/19		1,000,000	988,632
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17		520,000	518,181
Caterpillar Financial Services Corp., MTN, 2.625%, 3/1/23		1,000,000	965,464
Synchrony Financial, 3.00%, 8/15/19		240,000	239,918
			3,710,978
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		490,000	463,500
Catholic Health Initiatives, 2.95%, 11/1/22		550,000	537,258
			1,000,758
Diversified Financial Services — 0.8%
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	5,000,000	5,403,583
Credit Agricole SA, 2.625%, 3/17/27	EUR	5,000,000	5,176,040
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45(3)		$500,000	494,966
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	4,860,000	4,924,089
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		$490,000	488,593
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	5,000,000	6,682,049
			23,169,320

Diversified Telecommunication Services†
Verizon Communications, Inc., 4.40%, 11/1/34		$130,000	120,315
Food Products — 0.1%
Kraft Heinz Foods Co., 5.20%, 7/15/45(3)		490,000	513,604
Unilever Capital Corp., 2.20%, 3/6/19		500,000	507,866
			1,021,470
Gas Utilities†
Enterprise Products Operating LLC, 3.75%, 2/15/25		1,000,000	916,948
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 1.85%, 1/15/17		1,300,000	1,305,625
Becton Dickinson and Co., 3.73%, 12/15/24		250,000	252,760
			1,558,385
Health Care Providers and Services†
Dignity Health, 2.64%, 11/1/19		1,000,000	1,004,628
Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 3.25%, 6/10/24		500,000	494,277
McDonald's Corp., MTN, 4.60%, 5/26/45		490,000	473,011
			967,288
Insurance — 0.3%
ACE INA Holdings, Inc., 3.15%, 3/15/25		1,000,000	990,067
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	5,000,000	6,304,969
			7,295,036
Machinery†
Deere & Co., 2.60%, 6/8/22		$520,000	513,412
Media — 0.1%
Comcast Corp., 6.40%, 5/15/38		1,500,000	1,865,423
Time Warner, Inc., 3.60%, 7/15/25		740,000	722,136
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		779,000	796,443
			3,384,002
Metals and Mining†
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21		140,000	131,733
Multi-Utilities — 0.3%
Dominion Resources, Inc., 6.40%, 6/15/18		3,250,000	3,561,031
Duke Energy Corp., 3.55%, 9/15/21		1,000,000	1,022,801
Duke Energy Progress LLC, 4.15%, 12/1/44		500,000	489,535
Georgia Power Co., 4.30%, 3/15/42		1,000,000	925,681
MidAmerican Energy Co., 4.40%, 10/15/44		690,000	699,449
Potomac Electric Power Co., 3.60%, 3/15/24		500,000	517,744
Sempra Energy, 6.50%, 6/1/16		1,250,000	1,272,824
Sempra Energy, 2.40%, 3/15/20		830,000	812,292
			9,301,357
Oil, Gas and Consumable Fuels — 0.2%
BP Capital Markets plc, 2.50%, 11/6/22		520,000	494,798
BP Capital Markets plc, 2.75%, 5/10/23		280,000	263,281
Chevron Corp., 2.43%, 6/24/20		150,000	150,249
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17		500,000	497,433
ConocoPhillips Co., 3.35%, 5/15/25		990,000	895,815
Occidental Petroleum Corp., 4.625%, 6/15/45		980,000	952,134
Statoil ASA, 2.65%, 1/15/24		495,000	464,070
Total Capital International SA, 2.10%, 6/19/19		990,000	983,753
			4,701,533
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(3)		250,000	248,872

Pharmaceuticals†
Roche Holdings, Inc., 3.35%, 9/30/24(3)	490,000	502,311
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	1,000,000	963,890
Norfolk Southern Corp., 3.85%, 1/15/24	325,000	331,636
Union Pacific Corp., 3.25%, 1/15/25	490,000	497,870
		1,793,396
Software — 0.1%
Adobe Systems, Inc., 3.25%, 2/1/25	490,000	479,405
Microsoft Corp., 2.125%, 11/15/22	560,000	541,942
Oracle Corp., 2.95%, 5/15/25	370,000	361,690
		1,383,037
Specialty Retail†
Home Depot, Inc. (The), 2.00%, 6/15/19	990,000	997,527
TOTAL CORPORATE BONDS (Cost $114,162,271)		111,860,299
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 3.0%
Private Sponsor Collateralized Mortgage Obligations — 2.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	728,576	764,892
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	1,439,847	1,511,928
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	679,737	678,841
Banc of America Mortgage Securities, Inc., Series 2004-8, Class 5A1, 6.50%, 5/25/32	1,150,386	1,193,484
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(3)	8,775,000	8,717,919
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	2,664,953	2,690,611
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.42%, 1/1/16	1,427,309	1,436,652
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	2,272,791	2,307,751
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 1/1/16(3)	6,285,000	6,200,530
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 1/1/16(3)	6,570,135	6,675,072
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	1,667,472	1,720,487
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.39%, 1/1/16	854,017	852,789
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/16	1,247,223	1,253,970
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	4,684,128	4,800,936
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 1/1/16(3)	6,656,786	6,751,077
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.54%, 1/1/16	1,868,604	1,872,149
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.16%, 1/25/16	2,341,153	2,179,101
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	2,167,326	2,237,738
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.74%, 1/1/16	5,526,464	5,655,538
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.74%, 1/1/16	11,919,555	12,275,359
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	464,516	473,440
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 1/1/16(3)	6,354,250	6,425,123
		78,675,387
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	4,906,979	5,226,543
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $84,460,509)		83,901,930
ASSET-BACKED SECURITIES(2) — 2.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	14,100,000	14,092,547
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21(3)	5,000,000	4,943,259
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.83%, 1/15/16(3)	7,475,000	7,433,076
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.58%, 1/15/16	3,975,000	3,955,796
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.69%, 1/7/16(3)	7,432,878	7,408,811
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	2,419,936	2,412,558
Hertz Fleet Lease Funding LP, Series 2013-3, Class B, VRN, 1.34%, 1/10/16(3)	4,275,000	4,276,708
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	1,773,369	1,752,071

Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	9,299,836	9,130,508
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)	6,007,688	5,910,161
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	4,854,075	4,807,084
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	4,293,688	4,246,112
TOTAL ASSET-BACKED SECURITIES (Cost $71,126,448)		70,368,691
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	535,000	706,585
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	250,000	354,137
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	295,000	356,387
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	250,000	331,955
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.93%, 10/1/51	250,000	266,095
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	270,000	321,770
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	250,000	317,423
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	125,000	175,321
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	250,000	300,405
TOTAL MUNICIPAL SECURITIES (Cost $3,038,293)		3,130,078
TEMPORARY CASH INVESTMENTS — 1.3%
BNP Paribas SA, 0.20%, 1/4/16(4)	23,112,000	23,111,004
Credit Agricole Corporate and Investment Bank, 0.25%, 1/4/16 (LOC: Credit Agricole SA)(4)	10,048,000	10,047,619
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $1,828,500), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $1,788,016)		1,788,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $34,947,406)		34,946,623
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $2,797,023,567)		2,826,120,334
OTHER ASSETS AND LIABILITIES — (1.0)%		(28,472,179)
TOTAL NET ASSETS — 100.0%		$2,797,648,155

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	70,942,285	EUR	64,207,206	State Street Bank & Trust Co.	3/16/16	1,039,967

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
365	U.S. Treasury Long Bonds	March 2016	56,118,750	273,397
19	U.S. Treasury Ultra Long Bonds	March 2016	3,015,063	(5,444)
			59,133,813	267,953

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	1,075,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	1/21/16	(36,138)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(320,975)
Bank of America N.A.	8,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.51	3/30/19	(851,509)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(603,821)
Bank of America N.A.	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.62	3/18/20	(5,928,350)
Bank of America N.A.	12,800,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41	8/27/20	55,584
Bank of America N.A.	4,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(631,987)
Bank of America N.A.	11,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53	8/19/24	(1,030,345)
Bank of America N.A.	29,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.08	3/3/25	(892,797)
Bank of America N.A.	24,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.14	7/2/25	(668,308)
Bank of America N.A.	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79	8/27/25	61,347
Barclays Bank plc	38,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(1,321,433)
Barclays Bank plc	24,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(2,950,639)
Barclays Bank plc	39,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.71	2/5/20	(645,885)
Barclays Bank plc	16,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.59	7/23/24	(1,631,323)
Barclays Bank plc	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.36	9/29/24	(750,086)
Barclays Bank plc	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.31	9/30/24	(1,043,577)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(4,751,656)
Barclays Bank plc	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78	7/2/44	(3,365,344)
						(27,307,242)

NOTES TO SCHEDULE OF INVESTMENTS
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $31,208,141.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $173,804,263, which represented 6.2% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,387,086,309	—
Commercial Mortgage-Backed Securities	—	134,826,404	—
Corporate Bonds	—	111,860,299	—
Collateralized Mortgage Obligations	—	83,901,930	—
Asset-Backed Securities	—	70,368,691	—
Municipal Securities	—	3,130,078	—
Temporary Cash Investments	—	34,946,623	—
	—	2,826,120,334	—
Other Financial Instruments
Futures Contracts	273,397	—	—
Swap Agreements	—	116,931	—
Forward Foreign Currency Exchange Contracts	—	1,039,967	—
	273,397	1,156,898	—
Liabilities
Other Financial Instruments
Futures Contracts	5,444	—	—
Swap Agreements	—	27,424,173	—
	5,444	27,424,173	—

3. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,798,315,143
Gross tax appreciation of investments	$105,358,375
Gross tax depreciation of investments	(77,553,184)
Net tax appreciation (depreciation) of investments	$27,805,191

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
December 31, 2015

Short-Term Government - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 60.7%
U.S. Treasury Bills, 0.47%, 11/10/16(1)	10,000,000	9,955,480
U.S. Treasury Bills, 0.66%, 12/8/16(1)	2,800,000	2,784,236
U.S. Treasury Notes, 0.50%, 7/31/16	14,000,000	13,992,510
U.S. Treasury Notes, 0.875%, 2/28/17(2)	12,000,000	12,008,208
U.S. Treasury Notes, 0.875%, 5/15/17	19,100,000	19,092,322
U.S. Treasury Notes, 0.50%, 7/31/17	11,500,000	11,414,647
U.S. Treasury Notes, 2.375%, 7/31/17	6,500,000	6,640,049
U.S. Treasury Notes, 0.75%, 10/31/17	1,500,000	1,492,280
U.S. Treasury Notes, 0.875%, 1/31/18	37,000,000	36,824,398
U.S. Treasury Notes, 1.00%, 2/15/18	26,500,000	26,423,176
U.S. Treasury Notes, 1.00%, 3/15/18	8,200,000	8,173,358
U.S. Treasury Notes, 2.625%, 4/30/18	1,800,000	1,861,556
U.S. Treasury Notes, 1.25%, 11/15/18	14,500,000	14,480,730
U.S. Treasury Notes, 1.25%, 12/15/18	2,500,000	2,495,210
TOTAL U.S. TREASURY SECURITIES (Cost $167,994,418)		167,638,160
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 23.0%
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	1,397,818	1,453,874
FHLMC, Series 2684, Class FP, VRN, 0.83%, 1/15/16	94,528	94,691
FHLMC, Series 3114, Class FT, VRN, 0.68%, 1/15/16	1,172,732	1,173,379
FHLMC, Series 3149, Class LF, VRN, 0.63%, 1/15/16	2,716,813	2,726,641
FHLMC, Series 3200, Class FP, VRN, 0.53%, 1/15/16	1,779,736	1,771,861
FHLMC, Series 3206, Class FE, VRN, 0.73%, 1/15/16	1,052,588	1,057,925
FHLMC, Series 3231, Class FA, VRN, 0.73%, 1/15/16	1,002,483	1,010,544
FHLMC, Series 3301, Class FA, VRN, 0.63%, 1/15/16	971,730	977,355
FHLMC, Series 3380, Class FP, VRN, 0.68%, 1/15/16	1,291,868	1,299,312
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	456,657	464,624
FHLMC, Series 3508, Class PF, VRN, 1.18%, 1/15/16	1,196,008	1,214,666
FHLMC, Series 3587, Class FB, VRN, 1.11%, 1/15/16	1,213,646	1,230,167
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	273,983	278,939
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	847,471	853,222
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	1,691,998	1,705,735
FHLMC, Series K039, Class A1, 2.68%, 12/25/23	2,921,084	3,006,450
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	1,416,714	1,446,579
FHLMC, Series K716, Class A1, 2.41%, 1/25/21	2,169,054	2,211,224
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	3,227,373	3,283,657
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	283,089	290,602
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	702,904	720,602
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	1,236,854	1,271,543
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	424,255	435,226
FNMA, Series 2003-17, Class FN, VRN, 0.72%, 1/25/16	414,193	414,441
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	975,395	1,000,617
FNMA, Series 2004-28, Class FE, VRN, 0.77%, 1/25/16	4,295,196	4,313,566
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	695,001	714,589
FNMA, Series 2004-52, Class PF, VRN, 0.87%, 1/25/16	451,003	452,987
FNMA, Series 2006-11, Class FA, VRN, 0.72%, 1/25/16	820,917	823,486
FNMA, Series 2006-60, Class KF, VRN, 0.72%, 1/25/16	1,896,185	1,905,980
FNMA, Series 2006-72, Class TE, VRN, 0.72%, 1/25/16	1,207,280	1,211,281

FNMA, Series 2008-77, Class EB SEQ, 4.50%, 9/25/23	408,739	428,012
FNMA, Series 2009-33, Class FB, VRN, 1.24%, 1/25/16	1,279,461	1,308,027
FNMA, Series 2009-87, Class HF, VRN, 1.27%, 1/25/16	517,071	528,311
FNMA, Series 2009-89, Class FD, VRN, 1.02%, 1/25/16	664,718	674,524
FNMA, Series 2010-12, Class AC SEQ, 2.50%, 12/25/18	529,709	536,148
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	514,704	520,782
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	204,451	208,296
FNMA, Series 2011-71, Class DJ SEQ, 3.00%, 3/25/25	426,336	434,627
FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	2,715,558	2,716,582
FNMA, Series 2014-M12, Class ASV1, 1.93%, 10/25/21	2,465,843	2,487,602
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	2,872	2,869
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	1,758,139	1,758,449
FNMA, Series 2014-M5, Class FA, VRN, 0.54%, 1/1/16	475,775	475,851
FNMA, Series 2015-M12, Class FA, VRN, 0.53%, 1/1/16	3,651,683	3,634,357
FNMA, Series 2015-M13, Class ASQ2, 1.65%, 9/25/19	1,700,000	1,698,769
FNMA, Series 2015-M7, Class ASQ2, 1.55%, 4/25/18	1,150,000	1,149,602
FNMA, Series 2015-M8, Class FA, VRN, 0.36%, 1/1/16	2,501,063	2,487,176
GNMA, Series 2010-14, Class QF, VRN, 0.79%, 1/16/16	1,538,212	1,550,506
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,467,020)		63,416,255
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 8.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 8.0%
FHLMC, VRN, 2.04%, 1/15/16	966,393	980,122
FHLMC, VRN, 2.125%, 1/15/16	16,787	16,834
FHLMC, VRN, 2.32%, 1/15/16	586,624	590,222
FHLMC, VRN, 2.33%, 1/15/16	16,072	16,176
FHLMC, VRN, 2.36%, 1/15/16	646,196	688,129
FHLMC, VRN, 2.39%, 1/15/16	2,541,514	2,692,597
FHLMC, VRN, 2.40%, 1/15/16	194,605	206,214
FHLMC, VRN, 2.48%, 1/15/16	193,270	204,577
FHLMC, VRN, 2.49%, 1/15/16	444,936	469,372
FHLMC, VRN, 2.53%, 1/15/16	280,407	294,688
FHLMC, VRN, 2.63%, 1/15/16	601,091	635,952
FHLMC, VRN, 2.64%, 1/15/16	1,678,461	1,725,627
FHLMC, VRN, 2.76%, 1/15/16	26,433	26,596
FHLMC, VRN, 2.92%, 1/15/16	137,155	145,369
FHLMC, VRN, 3.78%, 1/15/16	1,202,990	1,255,334
FHLMC, VRN, 4.05%, 1/15/16	272,228	283,381
FHLMC, VRN, 4.72%, 1/15/16	104,868	110,116
FHLMC, VRN, 6.15%, 1/15/16	151,125	159,617
FNMA, VRN, 1.89%, 1/25/16	8,643	8,909
FNMA, VRN, 2.00%, 1/25/16	518,233	538,872
FNMA, VRN, 2.01%, 1/25/16	568,330	590,002
FNMA, VRN, 2.05%, 1/25/16	1,488,734	1,563,853
FNMA, VRN, 2.05%, 1/25/16	1,402,587	1,439,433
FNMA, VRN, 2.06%, 1/25/16	734,976	769,780
FNMA, VRN, 2.07%, 1/25/16	143,950	150,878
FNMA, VRN, 2.07%, 1/25/16	650,558	674,400
FNMA, VRN, 2.07%, 1/25/16	953,922	986,332
FNMA, VRN, 2.07%, 1/25/16	4,803	4,836
FNMA, VRN, 2.18%, 1/25/16	922	930
FNMA, VRN, 2.20%, 1/25/16	5,435	5,466
FNMA, VRN, 2.29%, 1/25/16	2,807	2,876
FNMA, VRN, 2.31%, 1/25/16	5,644	5,674
FNMA, VRN, 2.33%, 1/25/16	19,691	19,795

FNMA, VRN, 2.33%, 1/25/16	128,486	137,232
FNMA, VRN, 2.36%, 1/25/16	5,548	5,558
FNMA, VRN, 2.375%, 1/25/16	1,958	1,968
FNMA, VRN, 2.40%, 1/25/16	10,874	11,623
FNMA, VRN, 2.54%, 1/25/16	85,002	89,267
FNMA, VRN, 2.59%, 1/25/16	89,753	92,054
FNMA, VRN, 2.60%, 1/25/16	632,826	669,753
FNMA, VRN, 2.74%, 1/25/16	586,227	611,598
FNMA, VRN, 2.75%, 1/25/16	1,960	2,022
FNMA, VRN, 3.02%, 1/25/16	941,990	970,595
FNMA, VRN, 3.36%, 1/25/16	1,405,461	1,459,818
FNMA, VRN, 3.61%, 1/25/16	255,472	266,295
FNMA, VRN, 3.63%, 1/25/16	5,148	5,268
FNMA, VRN, 3.875%, 1/25/16	5,309	5,313
FNMA, VRN, 4.10%, 1/25/16	587	587
FNMA, VRN, 4.11%, 1/25/16	14,152	14,238
FNMA, VRN, 5.06%, 1/25/16	189,468	200,252
FNMA, VRN, 6.07%, 1/25/16	189,864	200,436
FNMA, VRN, 6.21%, 1/25/16	2,445	2,422
GNMA, VRN, 2.125%, 1/20/16	7,574	7,713
GNMA, VRN, 3.00%, 1/20/16	23,572	23,740
		22,040,711
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, 7.50%, 5/1/16	51	52
FHLMC, 5.50%, 11/1/17	48,877	50,021
FNMA, 7.00%, 5/1/32	191,145	214,570
FNMA, 7.00%, 5/1/32	109,951	122,605
FNMA, 7.00%, 6/1/32	20,294	22,574
FNMA, 7.00%, 6/1/32	108,412	123,540
FNMA, 7.00%, 8/1/32	24,999	25,288
GNMA, 9.50%, 11/20/19	1,712	1,720
		560,370
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $22,320,498)		22,601,081
U.S. GOVERNMENT AGENCY SECURITIES — 5.6%
FHLB, 1.00%, 6/21/17	84,000	83,976
FHLMC, 1.00%, 12/15/17	1,400,000	1,396,759
FNMA, 0.50%, 3/30/16	5,300,000	5,300,604
FNMA, 1.125%, 7/20/18	1,800,000	1,793,540
FNMA, 1.125%, 10/19/18	1,400,000	1,391,981
FNMA, 1.125%, 12/14/18	1,700,000	1,687,867
FNMA, 1.75%, 9/12/19	600,000	603,583
FNMA, 1.625%, 1/21/20	600,000	599,259
FNMA, 1.50%, 6/22/20	2,000,000	1,977,166
FNMA, 1.875%, 12/28/20	700,000	700,456
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $15,565,298)		15,535,191
TEMPORARY CASH INVESTMENTS — 3.3%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $8,804,625), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $8,631,077)		8,631,000
SSgA U.S. Government Money Market Fund, Class N	361,214	361,214
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,992,214)		8,992,214
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $278,339,448)		278,182,901
OTHER ASSETS AND LIABILITIES — (0.8)%		(2,231,301)
TOTAL NET ASSETS — 100.0%		$275,951,600

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
245	U.S. Treasury 2-Year Notes	March 2016	53,222,422	(60,770)
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
74	U.S. Treasury 5-Year Notes	March 2016	8,755,703	31,306

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	5,800,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41	8/27/20	25,186

NOTES TO SCHEDULE OF INVESTMENTS
CPI	-	Consumer Price Index
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $121,397.

(3)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	167,638,160	—
Collateralized Mortgage Obligations	—	63,416,255	—
U.S. Government Agency Mortgage-Backed Securities	—	22,601,081	—
U.S. Government Agency Securities	—	15,535,191	—
Temporary Cash Investments	361,214	8,631,000	—
	361,214	277,821,687	—
Other Financial Instruments
Futures Contracts	31,306	—	—
Swap Agreements	—	25,186	—
	31,306	25,186	—

Liabilities
Other Financial Instruments
Futures Contracts	60,770	—	—

3. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$278,401,029
Gross tax appreciation of investments	$472,639
Gross tax depreciation of investments	(690,767)
Net tax appreciation (depreciation) of investments	$(218,128)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2016